Common Stock Purchase Agreement	9 Months Ended
Sep. 29, 2012
Common Stock Purchase Agreement.
Common Stock Purchase Agreement

10.          Common Stock Purchase Agreement

On October 24, 2011, we entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $20.0 million of shares of our common stock (the “Purchase Shares”) over a three year period at purchase prices determined in accordance with the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, we have filed and maintain a registration statement on Form S-1 with the SEC under which we have registered 3,164,357 shares of our common stock for resale by Aspire.

In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, we issued to Aspire Capital 378,788 shares of our common stock as a commitment fee (the “Commitment Shares”). The Purchase Agreement provides that we may not issue and sell more than 3,164,357 shares of our common stock, including the Commitment Shares (19.9% of the Company’s outstanding shares as of October 24, 2011, the date of the Purchase Agreement), without stockholder approval as required by the applicable listing maintenance rules of The NASDAQ Capital Market.

As of September 29, 2012, we have sold 100,000 shares of common stock to Aspire Capital pursuant to the Purchase Agreement and, including the Commitment Shares, an aggregate of 478,788 shares of common stock have been issued to Aspire Capital pursuant to the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. The Purchase Agreement may be terminated by us at any time, at our discretion, without any cost or penalty to us. Aspire Capital has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares. We did not pay Aspire Capital any expense reimbursement in connection with the transaction. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.